SHARE-BASED PAYMENT - Summary of Restricted shares granted to employees and directors (Details) - Restricted Shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding, Beginning balance	38,644,400	40,318,000
Granted		38,644,400	87,737,000
Exercised	(38,644,400)	(40,318,000)	(47,419,000)
Outstanding, Ending balance		38,644,400	40,318,000
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0.03	$ 0.03
Granted		0.03	$ 0.02
Exercised	$ 0.03	0.03	0.02
Outstanding, Ending balance		$ 0.03	$ 0.03
Aggregated intrinsic value
Outstanding, Beginning Balance	$ 974	$ 2,032
Granted		1,070	$ 1,955
Exercised	$ 1,070	1,201	754
Outstanding, Ending Balance		$ 974	$ 2,032